SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Consolidated Statements of Operations for Revenue
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Silver	$9,195	$6,462	$25,143	$18,246
Copper	6,461	6,497	20,796	18,329
Gold	6,367	3,359	19,484	9,894
Penalties, treatment costs and refining charges	(981)	(1,702)	(3,740)	(4,673)
Total revenue from mining operations	$21,042	$14,616	$61,683	$41,796

Schedule of Customers Accounted for Total Revenues
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Customer #1	$20,170	$14,117	$57,654	$35,404
Customer #2	(6)	487	3,151	5,930
Other customers	878	12	878	462
Total revenue from mining operations	$21,042	$14,616	$61,683	$41,796

Schedule of Geographical Information Relating Non-Current Assets
	September 30, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$16,242	$52,890
Total exploration and evaluation assets	$16,242	$52,890
	September 30, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$119,682	$53,400
Plant, equipment, and mining properties - Canada	340	401
Total plant, equipment, and mining properties	$120,022	$53,801